Form N-1A Supplement	Jul. 17, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement to the Summary Prospectuses, each dated May 8, 2026 and the Statutory Prospectus, dated May 5, 2026, as previously supplemented